Property, plant and equipment - Key assumptions used in estimating the recoverable amount of the CGUs - Baiyanghe Power Plant, Zhongtai Power Plant, Jiaxiang Power, Yunhe Power, Yantai Power Plant, Liaocheng Co-generation and Linyi Power (Details)
	12 Months Ended
	Dec. 31, 2023 ¥ / MWh	Dec. 31, 2022 ¥ / MWh	Dec. 31, 2021 ¥ / MWh	Dec. 31, 2020 h / yr ¥ / T
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted				4,140
Baiyanghe Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted				3,850
Sales volume ( Power generation hours), Actual				3,906
Zhongtai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted				3,750
Sales volume ( Power generation hours), Actual				5,607
Zhongtai Power Plant | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Fuel prices (standard coal unit price excluding tax), Forecasted | ¥ / MWh			677.00
Jiaxiang Power
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted				3,900
Sales volume ( Power generation hours), Actual				3,952
Yunhe Power (viii)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted				3,900
Sales volume ( Power generation hours), Actual				3,828
Yunhe Power (viii) | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted Tariff | ¥ / MWh	394.90	395.90
Yantai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted				4,250
Sales volume ( Power generation hours), Actual				4,182
Fuel prices (standard coal unit price excluding tax), Fluctuation | ¥ / T				20.63
Liaocheng Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted				3,900
Sales volume ( Power generation hours), Actual				4,016
Linyi Power
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted				3,900
Sales volume ( Power generation hours), Actual				4,126